================================================================================

                            DUNHILL INVESTMENT TRUST

                            REGIONAL OPPORTUNITY FUND
                         OHIO, INDIANA, KENTUCKY SERIES

                              FINANCIAL STATEMENTS
                                      AND
                               SEMI-ANNUAL REPORT

                                 AUGUST 31, 2000

================================================================================

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

STATEMENT OF ASSETS AND LIABILITIES - August 31, 2000 (Unaudited)
-----------------------------------------------------------------------------------

ASSETS
     Investments in securities at market value (identified
       cost $5,297,003) (Note 1)                                       $  9,891,685
     Receivable for capital shares sold                                     105,103
     Receivable from related party                                            7,820
     Dividends and interest receivable                                        2,681
                                                                       ------------
          Total Assets                                                   10,007,289
                                                                       ------------

LIABILITIES
     Other accrued expenses and liabilities                                  21,510
                                                                       ------------
          Total Liabilities                                                  21,510
                                                                       ------------

NET ASSETS                                                             $  9,985,779
                                                                       ============

NET ASSETS CONSIST OF:
     Paid-in capital                                                   $  4,099,220
     Accumulated net investment loss                                       (104,885)
     Accumulated net realized gains from security transactions            1,396,762
     Net unrealized appreciation on investments                           4,594,682
                                                                       ------------

          Net Assets                                                   $  9,985,779
                                                                       ============

PRICING OF CLASS B SHARES
     Net assets attributable to Class B shares                         $  9,775,212
                                                                       ============

     Shares of beneficial interest outstanding (unlimited number
       of shares authorized, no par value)                                  373,931
                                                                       ============

     Net asset value and offering price per share *                    $      26.14
                                                                       ============

PRICING OF CLASS C SHARES
     Net assets attributable to Class C shares                         $    210,567
                                                                       ============

     Shares of beneficial interest outstanding (unlimited number
       of shares authorized, no par value)                                    8,055
                                                                       ============

     Net asset value and offering price per share *                    $      26.14
                                                                       ============

*    Redemption price per share varies by length of time shares are held.

                 See accompanying notes to financial statements.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

STATEMENT OF OPERATIONS For The Six Months Ended August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income                                               $     15,654
     Interest income                                                     37,549
                                                                   ------------
          Total Investment Income                                        53,203
                                                                   ------------

EXPENSES
     Management fees (Note 3)                                            70,133
     Distribution fees - Class B (Note 3)                                57,620
     Distribution fees - Class C (Note 3)                                   825
     Shareholder services and transfer agent fees (Note 3)               16,498
     Fund accounting fees (Note 3)                                       14,803
     Administration fees (Note 3)                                         8,778
     Professional fees                                                   13,077
     Custodian fees                                                       2,921
     Trustees' fees                                                       1,184
     Other expenses                                                       5,813
                                                                   ------------
          Total Expenses                                                191,652
     Fees waived by the Manager (Note 3)                                (33,564)
                                                                   ------------
          Net Expenses                                                  158,088
                                                                   ------------

NET INVESTMENT LOSS                                                    (104,885)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gains from security transactions                    1,050,909
     Net decrease in unrealized appreciation/depreciation
       on investments                                                  (836,736)
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        214,173
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    109,288
                                                                   ============

                See accompanying notes to financial statements.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                       Six Months Ended
                                                                       August 31, 2000           Year Ended
                                                                         (Unaudited)         February 29, 2000
                                                                      ------------------     ------------------
FROM OPERATIONS
     Net investment loss                                                 $   (104,885)          $   (234,566)
     Net realized gains on investments                                      1,050,909              2,567,018
     Net change in unrealized appreciation/depreciation on investments       (836,736)             1,234,519
                                                                         ------------           ------------
          Net increase in net assets resulting from operations                109,288              3,566,971
                                                                         ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net realized gains                                                       --             (1,907,066)
                                                                         ------------           ------------

FROM CAPITAL SHARE TRANSACTIONS
     CLASS B SHARES
     Proceeds from shares sold                                                431,325                820,412
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                                            --              1,907,066
     Payments for shares redeemed                                          (4,296,174)              (959,697)
                                                                         ------------           ------------
          Net increase (decrease) in net assets from Class B share
            transactions                                                   (3,864,849)             1,767,781
                                                                         ------------           ------------

     CLASS C SHARES (a)
     Proceeds from shares sold                                                119,395                 79,806
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                                            --                     --
     Payments for shares redeemed                                              (1,229)                    --
                                                                         ------------           ------------
          Net increase in net assets from Class C share transactions          118,166                 79,806
                                                                         ------------           ------------

          Total increase (decrease) in net assets                          (3,637,395)             3,507,492

NET ASSETS
     Beginning of period                                                   13,623,174             10,115,682
                                                                         ------------           ------------
     End of period                                                       $  9,985,779           $ 13,623,174
                                                                         ============           ============

SUMMARY OF CAPITAL SHARE ACTIVITY
     CLASS B SHARES
     Shares sold                                                               17,548                 34,150
     Shares issued in reinvestment of distributions to shareholders                --                 80,535
     Shares redeemed                                                         (176,733)               (37,991)
                                                                         ------------           ------------
          Net increase (decrease) in shares outstanding                      (159,185)                76,694
          Shares outstanding, beginning of period                             533,116                456,422
                                                                         ------------           ------------
          Shares outstanding, end of period                                   373,931                533,116
                                                                         ============           ============

     CLASS C SHARES (a)
     Shares sold                                                                4,779                  3,281
     Shares issued in reinvestment of distributions to shareholders                --                     --
     Shares redeemed                                                               (5)                    --
                                                                         ------------           ------------
          Net increase in shares outstanding                                    4,774                  3,281
          Shares outstanding, beginning of period                               3,281                     --
                                                                         ------------           ------------
          Shares outstanding, end of period                                     8,055                  3,281
                                                                         ============           ============

(a)  Class C commenced operations on January 31, 2000.

                 See accompanying notes to financial statements.

                            Regional Opportunities Fund: Ohio, Indiana, Kentucky
                                                                         Class B

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                        Six Months        Year           Year           Year           Period
                                                           Ended          Ended          Ended          Ended          Ended
                                                        August 31,    February 29,   February 28,   February 28,   February 28,
                                                     2000 (Unaudited)     2000           1999           1998         1997 (a)
                                                       ------------   ------------   ------------   ------------   ------------
PER SHARE DATA
--------------
     Net asset value at beginning of period            $      25.40   $      22.16   $      15.41   $      11.33   $      10.46
                                                       ------------   ------------   ------------   ------------   ------------

Income from investment operations:
     Net investment loss                                      (0.01)         (0.38)         (0.32)         (0.13)         (0.02)
     Net realized and unrealized gains on investments          0.75           7.76           7.07           4.21           1.30
                                                       ------------   ------------   ------------   ------------   ------------
     Total from investment operations                          0.74           7.38           6.75           4.08           1.28
                                                       ------------   ------------   ------------   ------------   ------------

Distributions from net realized gains                            --          (4.14)            --             --          (0.41)
                                                       ------------   ------------   ------------   ------------   ------------

Net asset value at end of period                       $      26.14   $      25.40   $      22.16   $      15.41   $      11.33
                                                       ============   ============   ============   ============   ============

TOTAL RETURN (b)                                              2.91%         34.70%         43.80%         36.01%         12.25%
----------------                                       ============   ============   ============   ============   ============

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period                            $  9,775,212   $ 13,539,836   $ 10,115,682   $  4,965,434   $    646,067

Ratio of expenses to average net assets:
     Before expense reimbursement and waived fees             3.28%(c)       3.52%          3.64%          5.81%         12.14%(c)
     After expense reimbursement and waived fees              2.70%(c)       2.70%          2.70%          2.69%          2.66%(c)

Ratio of net investment loss to average net assets           (1.79)%(c)     (2.04)%        (1.87)%        (1.69)%        (1.04)%(c)

Portfolio turnover rate                                         24%(c)        151%            26%            21%            39%(c)

(a) Represents the period from the first public offering to shareholders (July 24, 1996) through February 28, 1997. Class B shares were initially purchased on April 10, 1995 by the Adviser, who subsequently redeemed the initial shares on March 13, 1996.
(b)  Calculated without sales charge.
(c)  Annualized.

                 See accompanying notes to financial statements.

                            Regional Opportunities Fund: Ohio, Indiana, Kentucky
                                                                         Class C

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------

                                                               Six Months         Period
                                                                 Ended            Ended
                                                               August 31,      February 29,
                                                            2000 (Unaudited)     2000 (a)
                                                            ----------------     --------
PER SHARE DATA
--------------
Net asset value at beginning of period                        $      25.40     $      23.50
                                                              ------------     ------------

Income from investment operations:
     Net investment loss                                             (0.01)           (0.04)
     Net realized and unrealized gains on investments                 0.75             1.94
                                                              ------------     ------------
     Total from investment operations                                 0.74             1.90
                                                              ------------     ------------

Net asset value at end of period                              $      26.14     $      25.40
                                                              ============     ============

TOTAL RETURN (b)                                                     2.91%            8.09%
------------                                                  ============     ============

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period                                   $    210,567     $     83,338

Ratio of expenses to average net assets:
     Before expense reimbursement and waived fees                    3.28%(c)         3.79%(c)
     After expense reimbursement and waived fees                     2.70%(c)         2.70%(c)

Ratio of net investment loss to average net assets                  (1.79)%(c)       (2.18)%(c)

Portfolio turnover rate                                                24%(c)          151%(c)

(a) Represents the period from the first public offering to shareholders (January 31, 2000) through February 29, 2000.
(b)  Calculated without sales charge.
(c)  Annualized.

                 See accompanying notes to financial statements.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

PORTFOLIO OF INVESTMENTS - August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                                 Value
--------                                                            ------------
            COMMON STOCKS - 98.8%
            AUTO/TRUCK PARTS - 0.2%
  10,000    Environmental Solutions Worldwide, Inc. (a)             $     20,625
                                                                    ------------

            COMMUNICATIONS - 3.8%
   1,000    Aware, Inc. (a)                                               44,813
   6,000    Broadwing, Inc.                                              167,625
   1,000    Comverse Technology, Inc. (a)                                 91,937
     400    Nextel Communications, Inc. (a)                               22,175
     600    Qwest Communications International, Inc. (a)                  30,975
     200    Sprint Corp. (FON Group)                                       6,700
     400    Sprint Corp. (PCS Group) (a)                                  20,075
                                                                    ------------
                                                                         384,300
                                                                    ------------

            COMPUTERS & INFORMATION - 20.8%
   7,000    Dell Computer Corp. (a)                                      305,375
  14,000    EMC Corp. (a)                                              1,372,000
   4,000    Lexmark International, Inc. - Class A (a)                    271,250
   3,000    MCSI, Inc.                                                   103,125
     225    Veritas Software Co. (a)                                      27,127
                                                                    ------------
                                                                       2,078,877
                                                                    ------------

            COMPUTER SERVICES - 3.9%
   1,000    Checkfree Holdings Corp. (a)                                  51,812
   2,200    Check Point Software Technology, Ltd. (a)                    320,788
     400    Sapient Corp. (a)                                             21,000
                                                                    ------------
                                                                         393,600
                                                                    ------------

            CONGLOMERATES - 5.6%
   9,600    General Electric Co.                                         563,400
                                                                    ------------

            DIVERSIFIED MANUFACTURING - 2.3%
   4,000    Tyco International, Inc.                                     228,000
                                                                    ------------

            ELECTRONIC COMPONENTS - 0.5%
   2,000    Universal Electronics, Inc. (a)                               47,406
                                                                    ------------

            FIBER OPTICS - 1.0%
     800    JDS Uniphase Corp. (a)                                        99,700
                                                                    ------------

                 See accompanying notes to financial statements.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

PORTFOLIO OF INVESTMENTS - August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
 Shares                                                                 Value
--------                                                            ------------
            COMMON STOCKS - 98.8% (Continued)
            FILTRATION PRODUCTS - 0.2%
   1,000    Scott Technologies, Inc. (a)                            $     18,938
                                                                    ------------

            FOOD RETAILERS - 0.9%
   4,000    Kroger Co. (a)                                                90,750
                                                                    ------------

            GAMBLING (NON-HOTEL) - 0.6%
   4,000    Argosy Gaming Co. (a)                                         64,000
                                                                    ------------

            HOUSEHOLD PRODUCTS, NONDURABLE - 4.2%
   6,860    The Procter & Gamble Co.                                     424,034
                                                                    ------------

            INDUSTRIAL & COMMERCIAL SERVICES - 1.6%
   4,000    Convergys Corp. (a)                                          156,500
                                                                    ------------

            INTERNET CONTENT - 0.7%
   1,000    Go2Net, Inc. (a)                                              69,000
                                                                    ------------

            INTERNET SOFTWARE - 1.0%
   2,900    Broadvision, Inc. (a)                                        100,050
                                                                    ------------

            MEDICAL SUPPLIES - 7.8%
   1,500    Amgen, Inc. (a)                                              113,718
   2,000    Genzyme Corp. (a)                                            150,125
   7,600    Guidant Corp. (a)                                            511,575
                                                                    ------------
                                                                         775,418
                                                                    ------------

            MOTORCYCLES/MOTOR SCOOTERS - 1.5%
   3,000    Harley-Davidson, Inc.                                        149,438
                                                                    ------------

            PHARMACEUTICALS - 9.0%
   2,800    Johnson & Johnson                                            257,424
   3,000    Immunex Corp. (a)                                            150,750
   3,000    Medimmune, Inc. (a)                                          252,375
   2,800    Pfizer, Inc.                                                 121,100
   2,016    Priority Healthcare - Class B (a)                            116,424
                                                                    ------------
                                                                         898,073
                                                                    ------------

            POWER (INDEPENDENT) - 4.0%
   4,000    Calpine Corp. (a)                                            396,000
                                                                    ------------

                 See accompanying notes to financial statements.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

PORTFOLIO OF INVESTMENTS - August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
 Shares                                                                 Value
--------                                                            ------------
            COMMON STOCKS - 98.8% (Continued)
            REGIONAL BANKS - 3.2%
   1,312    Fifth Third Bancorp                                     $     60,598
  10,865    Firstar Corp.                                                259,402
                                                                    ------------
                                                                         320,000
                                                                    ------------

            RETAILERS, APPAREL - 0.3%
   2,100    Intimate Brands, Inc.                                         33,863
                                                                    ------------

            RETAILERS, DISCOUNT - 1.9%
   4,000    Wal-Mart Stores, Inc.                                        189,750
                                                                    ------------

            SEMICONDUCTOR & RELATED - 7.7%
   5,300    Conexant Systems, Inc. (a)                                   197,093
   4,000    Intel Corp.                                                  299,500
   4,000    Texas Instruments, Inc.                                      267,750
                                                                    ------------
                                                                         764,343
                                                                    ------------

            SOFTWARE & PROCESSING - 16.1%
   9,600    America Online, Inc. (a)                                     562,800
  11,100    Cisco Systems, Inc. (a)                                      760,350
   4,000    Microsoft Corp. (a)                                          279,250
                                                                    ------------
                                                                       1,602,400
                                                                    ------------

            TOTAL COMMON STOCKS - 98.8% (Cost $5,273,783)           $  9,868,465
                                                                    ------------

            MONEY MARKET SECURITIES - 0.2%
  23,220    Firstar Stellar Treasury Fund (Cost $23,220)            $     23,220
                                                                    ------------

            TOTAL INVESTMENTS AT VALUE - 99.0% (Cost $5,297,003)    $  9,891,685

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                  94,094
                                                                    ------------

            NET ASSETS - 100.0%                                     $  9,985,779
                                                                    ============

(a)  Non-income producing security

                 See accompanying notes to financial statements.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

NOTES TO FINANCIAL STATEMENTS - August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund) is a non-diversified, open-end series of the Dunhill Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as an Ohio business trust on March 31, 1998. Pursuant to an Agreement and Plan of Reorganization, the Fund, on June 29, 1998, succeeded to the assets and liabilities of another mutual fund of the same name which was an investment series of Maplewood Investment Trust.

     The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in Greater Cincinnati and the Cincinnati tri-state region, and those companies having a significant presence in the region.

     The Fund offers two separate classes of shares: Class B and Class C. Class B shares of the Fund are offered at net asset value and are subject to a maximum 5% contingent deferred sales charge and 12b-1 distribution fees up to 1% of average daily net assets. The contingent deferred sales charge is applicable to redemptions during the five-year period from the date of purchase. The charge declines from 5% to 0% over the five-year period. Class C shares of the Fund are offered at net asset value and are subject to a 1% contingent deferred sales charge if redeemed within one year after purchase and 12b-1 distribution fees up to 1% of average daily net assets.

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

     REPURCHASE AGREEMENTS - The Fund may invest its cash reserves by entering into repurchase agreements with its custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

     SHARE VALUATION - The net asset value of each class of shares is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The redemption price per share of each class is equal to the net asset value per share.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

NOTES TO FINANCIAL STATEMENTS (Continued) - August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     RECLASSIFICATION OF CAPITAL ACCOUNTS - For the year ended February 29, 2000, the Fund reclassified net investment losses of $234,566 against paid-in capital on the Statement of Assets and Liabilities. This reclassification was the result of permanent differences between financial statement and income tax reporting requirements and has no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

     During the six months ended August 31, 2000, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,217,501 and $4,445,756, respectively.

     For federal income tax purposes, the cost of portfolio investments amounted to $5,297,003 at August 31, 2000. The composition of unrealized appreciation (the excess of value over cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

          Gross unrealized appreciation              $ 5,050,424
          Gross unrealized depreciation                 (455,742)
                                                     -----------
          Net unrealized appreciation                $ 4,594,682
                                                     ===========

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain officers of the Trust are also officers of Dunhill Investment Advisors, Ltd. (Dunhill), the manager and administrator for the Fund, and CityFund Advisory, Inc. (CityFund), the investment advisor to the Fund.

     FUND MANAGER AGREEMENT
     The Fund is managed by Dunhill under the terms of a Management Agreement. The Fund pays Dunhill a fee equal to the annual rate of 1.20% of the average value of its daily net assets. Dunhill currently intends to waive its management fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.70% of average daily net assets of the Fund. Accordingly, for the six months ended August 31, 2000, Dunhill waived $33,564 of its management fees.

     INVESTMENT ADVISORY AGREEMENT
     The Fund's investments are managed by CityFund under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, Dunhill (not the Fund) pays CityFund a fee equal to an annual rate of .50% of the average daily net assets of the Fund.

                              Regional Opportunity Fund: Ohio, Indiana, Kentucky

NOTES TO FINANCIAL STATEMENTS (Continured) - August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

     ADMINISTRATIVE AGREEMENT
     Under the terms of an Administrative Agreement, Dunhill supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, Dunhill receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% of such net assets in excess of $100 million. During the six months ended August 31, 2000, Dunhill was paid $13,685 of fees under the Agreement. Dunhill subcontracts with Ultimus Fund Solutions, LLC to assist Dunhill in providing administrative services to the Fund.

     TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Servicing Agreement, Dunhill maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Dunhill receives a monthly fee from the Fund at the annual rate of $17 per shareholder account, subject to a minimum monthly fee of $2,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies. During the six months ended August 31, 2000, Dunhill was paid $16,498 of fees under the Agreement. Dunhill subcontracts with Unified Fund Services, Inc. to assist Dunhill in providing transfer agent services to the Fund.

     DISTRIBUTION AGREEMENT
     Under  the  terms  of a  Distribution  Agreement  with the  Trust,  Unified
     Management Corporation (the Distributor) is the national distributor for the Fund. The Distributor may sell Fund shares to or through qualified securities dealers or others.

4.   DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, generally not to exceed 1.00% of the Fund's average daily net assets. During the six months ended August 31, 2000, Class B and Class C shares of the Fund incurred distribution expenses under the Plan of $57,620 and $825, respectively.